Leases (Tables)	6 Months Ended
Oct. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2024 (remainder)	1,260
2025	2,502
2026	2,498
2027	2,491
2028	2,185
More than 5 years	5,878
Total minimum lease payments	16,814
Less: imputed interest	(3,484)
Total present value of minimum lease payments	13,330
Less: Current portion	(1,661)
Non-current portion	11,669

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as at October 31, 2024 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	4.2 - 9.2 years	7.1 years	3	—	2	2
Automobiles	5	0.3 - 2.2 years	4.2 years	—	—	5	5

Schedule of Changes in the Value of Right-of-Use Assets

The changes in the value of right-of-use assets during the six months ended October 31, 2024 and the year ended April 30, 2024 are as follows:

(in thousands)	Building $	Automobile $	Total $
Cost:
Balance, April 30, 2023	9,085	167	9,252
Additions	7,826	1	7,827
Disposals	(1,634)	—	(1,634)
Foreign exchange	(133)	(3)	(136)
Balance, April 30, 2024	15,144	165	15,309
Additions	—	141	141
Disposals	—	(69)	(69)
Foreign exchange	350	6	356
Balance, October 31, 2024	15,494	243	15,737

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	1,809
Depreciation	1,723	56	1,779
Disposals	(1,606)	—	(1,606)
Foreign exchange	(37)	(1)	(38)
Balance, April 30, 2024	1,832	112	1,944
Depreciation	950	32	982
Disposals	—	(69)	(69)
Foreign exchange	48	5	53
Balance, October 31, 2024	2,830	80	2,910

Net Book Value:
April 30, 2024	13,312	53	13,365
October 31, 2024	12,664	163	12,827

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the six months ended October 31, 2024 and 2023 are as follows:

(in thousands)	2024 $	2023 $
Leases of low value assets	7	(20)
Variable lease payments	281	280
	288	260